Related parties - Number of ING Groep N.V. shares and stock options to key management personnel (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	3,498,194,000	3,726,539,000	3,904,065,000
ING Groep N.V.
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	396,043	408,086
ING Groep N.V. | Executive Board members
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	128,241	108,217
ING Groep N.V. | Management Board Banking
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	262,507	294,574
ING Groep N.V. | Supervisory Board members
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	5,295	5,295